Warrant liabilities - Additional Information (Details) - NASDAQ Intermarket	12 Months Ended
Dec. 31, 2023 $ / shares shares
Disclosure of warranty liabilities [line items]
Class of warrants or rights exercise price (in $ per share)	$ 8.91
Warrants
Disclosure of warranty liabilities [line items]
Class of warrants or rights issued during the period units (in shares) | shares	1,492,306
Warrants after reverse stock split
Disclosure of warranty liabilities [line items]
Class of warrants or rights exercise price (in $ per share)	$ 133.65